Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

	Amount	Amortization Period
	RMB
	(in thousands)
Intangible assets
- Technologies	202,100	5 years
- Trademarks	106,900	10 years
- Customer relationship	41,300	5 years
- Database	73,500	5 years
Goodwill	2,437,542
Net liabilities acquired, excluding intangible assets and the related deferred tax liabilities	(861,918)
Deferred tax liabilities	(63,570)
Noncontrolling interests	(147,639)
Convertible redeemable noncontrolling interests (Note 1)	(1,056,237)
	731,978